Capital Lease and Finance Obligations (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Schedule of Repayment of Capital Lease and Finance Obligations
The present value of the minimum lease payments required for the capital lease and finance obligations over the next five years and thereafter are as follows:

	Capital	Finance
	Leases	Obligations	Total
Year	(in millions)	(in millions)	(in millions)
2018	$58	$32	$90
2019	59	15	74
2020	68	5	73
2021	46	32	78
2022	46	3	49
Thereafter	1,950	—	1,950
	$2,227	$87	$2,314
Less: Amounts representing imputed interest and executory costs on capital lease and finance obligations			(1,853)
Total capital lease and finance obligations			461
Less: Current installments			(47)
			$414